Acquisition - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013		May 31, 2012		May 31, 2011		May 24, 2012
Business Acquisition [Line Items]
Acquisitions, net of cash acquired - Trauma Acquisition	$ 280,000,000								$ 280,000,000						$ 280,000,000
Net sales	783,900,000	771,500,000	790,100,000	707,400,000	739,500,000	708,900,000	725,100,000	664,600,000	3,052,900,000	[1],[2]	2,838,100,000	[1],[2]	2,732,200,000	[1],[2]
Purchase price adjustment									0
Acquisition-related costs									12,200,000
Trauma [Member]
Business Acquisition [Line Items]
Net sales									$ 205,600,000

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.
[2]	Certain amounts have been adjusted to conform to the current presentation. The current presentation aligns with how the Company presently manages and markets its products.